RESERVES	12 Months Ended
Sep. 30, 2019
RESERVES
RESERVES

11.        RESERVES

Equity incentive plans

Stock option plan

The Company has adopted a Stock Option Plan consistent with the policies and rules of the TSX-V and NASDAQ. Pursuant to the Stock Option Plan, options may be granted with expiry terms of up to 10 years, and vesting criteria and periods are approved by the Board of Directors at its discretion. The options issued under the Stock Option Plan are accounted for as equity-settled share-based payments.

Restricted share units plan

The Company has adopted a Restricted Share Unit Plan (“RSU Plan”) consistent with the policies and rules of the TSX-V and NASDAQ. Pursuant to the RSU Plan, RSUs may be granted with vesting criteria and periods are approved by the Board of Directors at its discretion. The RSUs issued under the RSU Plan may be accounted for as either equity-settled or cash-settled share-based payments. At September 30, 2019, there are no RSUs outstanding.

As at September 30, 2019 the Stock Option Plan and RSU Plan have a combined maximum of 2,563,991 common shares which may be reserved for issuance.

Employee Share Purchase Plan

The Company has adopted an Employee Share Purchase Plan (“ESPP”) under which qualifying employees may be granted purchase rights (“Purchase Rights”) to the Company’s common shares at not less of 85% of the market price at the lesser of the date the Purchase Right is granted or exercisable. A Purchase Right will have a purchase period of between three and 24 months. Purchase Rights are administered by the Board of Directors within the terms and limitations of employee participation. As at September 30, 2019, there are no Purchase Rights outstanding.

As at September 30, 2019, the ESPP has a maximum of 284,447 common shares reserved for issuance.

Stock options

Stock option transactions are summarized as follows:

		Weighted
	Number	Average
	of Options	Exercise Price*

Balance, September 30, 2016	203,126	$42.81
Options granted	(250)	(12.41)
Options expired/forfeited	(17,000)	(39.71)

Balance, September 30, 2017	185,876	$44.53
Options granted	803,400	3.94
Options expired/forfeited	(88,817)	(21.83)

Balance, September 30, 2018	900,459	$4.80
Options granted	255,000	3.77
Options expired/forfeited	(32,998)	(4.10)

Balance outstanding, September 30, 2019	1,122,461	$4.59
Balance exercisable, September 30, 2019	397,370	$5.88

*Options exercisable in Canadian dollars as at September 30, 2019 are translated at current rates to reflect the current weighted average exercise price in US dollars for all outstanding options.

At September 30, 2019, options were outstanding enabling holders to acquire common shares as follows:

			Weighted average remaining
Exercise price		Number of options	contractual life (years)

	$2.20	5,000	9.70
	$3.58	12,000	9.06
	$3.81	193,000	9.37
	$4.00	552,500	8.22
C$	4.90	286,000	8.07
C$	5.06	45,000	9.37
C$	40.00	28,961	0.02*
		1,122,461	8.23

* 26,461 options expired unexercised subsequent to September 30, 2019.

Share-based compensation

During the  year ended September 30, 2019, the Company granted a total of 255,000 (2018 – 803,400; 2017 – Nil) stock options with a weighted average fair value of $3.00 per option (2018 – $3.08; 2017 - $Nil).

During the year ended September 30, 2018, the Company amended the exercise prices and expiry dates of 83,350 outstanding stock options to exercise prices of either C$4.90 or $4.00 and expiry dates ranging from October 1, 2023 to August 9, 2026. This resulted in additional share-based payments expense of $78,747 for the year ended September 30, 2018. The weighted average assumptions used for the Black-Scholes valuation of the modified options were annualized volatility of 77.80%, risk-free interest rate of 2.66%, expected life of 7.28 years and a dividend rate of nil%.

The Company recognized share-based payments expense for options granted and vesting, net of recoveries on cancellations of unvested options, during the years ended September 30, 2019 and 2018 with allocations to its functional expense as follows:

	2019	2018	2017

Research and development expense (Note 19)	$304,786	$324,528	$(3,870)
General and administrative (Note 19)	841,921	1,076,886	762,797
	$1,146,707	$1,401,414	$758,927

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of stock options granted:

	2019	2018	2017

Risk-free interest rate	2.55%	2.37%	—
Expected life of options	10.00 years	10.00 years	—
Expected annualized volatility	79.33%	80.89%	—
Dividend	—	—	—

Warrants

Warrant transactions are summarized as follows:

		Weighted
	Number	Average
	of Warrants	Exercise Price*

Balance, September 30, 2016	354,977	$65.60
Warrants granted	7,477	42.80
Warrants expired	(12,818)	55.00

Balance, September 30, 2017	349,636	$65.38
Warrants granted	2,427,937	0.40
Warrants expired	(113,636)	66.00

Balance, September 30, 2018	2,663,937	$6.13
Warrants granted	11,919,404	0.0001
Warrants exercised	(2,188,999)	0.002
Warrants expired	(1,250)	31.17

Balance outstanding and exercisable, September 30, 2019	12,393,092	$1.31

*Warrants exercisable in Canadian dollars as at September 30, 2019 are translated at current rates to reflect the current weighted average exercise price in US dollars for all outstanding warrants.

At September 30, 2019, warrants were outstanding enabling holders to acquire common shares as follows:

Number		Exercise
of Warrants		Price		Expiry Date

227,273	(1)	US$	66.00	January 14, 2023
7,477		US$	42.80	November 18, 2023
175,938		US$	4.00	January 9, 2023
63,000		US$	4.00	January 16, 2023
11,919,404		US$	0.0001	August 23, 2024
12,393,092

(1)	Detailed terms of the 2016 Warrants are included in Note 9.